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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:  028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus            New York, NY             February 12, 2013
--------------------         ----------------           -----------------
   [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                1
                                                        -----------

Form 13F Information Table Entry Total:                          26
                                                        -----------

Form 13F Information Table Value Total:                  $2,707,658
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                           Perry Corp
                                                    Form 13F Information Table
                                                 Quarter ended December 31, 2012

                                                                                                     VOTING AUTHORITY
                           TITLE                  VALUE       SHRS OR    SH/  PUT/  INVES    OTHR
    NAME OF ISSUER        OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL  DISCR    MANG   SOLE     SHARED     NONE
-----------------------  ----------  ---------  ----------   ----------  ---  ----  ------   ----   ----   ----------   ----
ADVANCE AUTO PARTS INC   COM         00751Y106  $   72,350    1,000,000  SH         Shared    1             1,000,000
ALLIED NEVADA GOLD CORP  COM         019344100  $   64,546    2,142,250  SH         Shared    1             2,142,250
AMERICAN INTL GROUP INC  COM NEW     026874784  $  524,766   14,865,903  SH         Shared    1            14,865,903
ANADARKO PETE CORP       COM         032511107  $   77,059    1,037,000  SH   CALL  Shared    1             1,037,000
                         SPONSORED
BP PLC                   ADR         055622104  $   95,060    2,282,900  SH         Shared    1             2,282,900
                         SPONSORED
BP PLC                   ADR         055622104  $  278,988    6,700,000  SH   CALL  Shared    1             6,700,000
CAESARS ENTMT CORP       COM         127686103  $    2,788      402,839  SH         Shared    1               402,839
CALPINE CORP             COM NEW     131347304  $   74,555    4,112,223  SH         Shared    1             4,112,223
EXPRESS SCRIPTS HLDG CO  COM         30219G108  $  142,776    2,644,000  SH         Shared    1             2,644,000
                         *W EXP
GENERAL MTRS CO          07/10/2016  37045V118  $      836       42,735  SH         Shared    1                42,735
                         *W EXP
GENERAL MTRS CO          07/10/2019  37045V126  $      535       42,735  SH         Shared    1                42,735
HESS CORP                COM         42809H107  $  113,864    2,150,000  SH         Shared    1             2,150,000
HILLSHIRE BRANDS CO      COM         432589109  $  112,560    4,000,000  SH         Shared    1             4,000,000
                         RUSSELL
ISHARES TR               2000        464287655  $  202,363    2,400,000  SH   PUT   Shared    1             2,400,000
JOHNSON & JOHNSON        COM         478160104  $   27,262      388,897  SH         Shared    1               388,897
LAMAR ADVERTISING CO     CL A        512815101  $  225,913    5,830,000  SH         Shared    1             5,830,000
LORILLARD INC            COM         544147101  $   12,467      106,855  SH         Shared    1               106,855
METLIFE INC              COM         59156R108  $   49,410    1,500,000  SH   CALL  Shared    1             1,500,000
MGM RESORTS
INTERNATIONAL            COM         552953101  $   51,535    4,427,377  SH         Shared    1             4,427,377
NEXEN INC                COM         65334H102  $  205,956    7,645,000  SH         Shared    1             7,645,000
NORTH AMERN ENERGY
PARTNERS                 COM         656844107  $   15,635    4,598,466  SH         Shared    1             4,598,466
NRG ENERGY INC           COM NEW     629377508  $  177,924    7,739,203  SH         Shared    1             7,739,203
NRG ENERGY INC           COM NEW     629377508  $   17,705      770,100  SH   CALL  Shared    1               770,100
TEVA PHARMACEUTICAL
INDS LTD                 ADR         881624209  $   87,473    2,342,600  SH   CALL  Shared    1             2,342,600
                         RIGHT
SANOFI                   12/31/2020  80105N113  $    7,204    4,237,929  SH         Shared    1             4,237,929
UNIVERSAL AMERN CORP NEW COM         91338E101  $   66,130    7,698,432  SH         Shared    1             7,698,432

Total fair market value
(in thousands):                                 $2,707,658
